Business Combination, Significant Transaction and Sale of Business	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.	On May 7, 2020, the Company acquired Aptonet Inc (“Aptonet”), a U.S.-based services company, specializes in IT staffing and recruiting, for a total consideration of $ 4,663, of which $ 3,663 was paid upon closing and the remaining $ 1,000 will be paid in two installments, 6 and 12 months following the closing date. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations for the years ended December 31, 2019 and 2020 were not presented, since the acquisition was not material. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing May 1, 2020.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$529
Intangible assets, net	1,556
Goodwill	1,785
Total assets acquired net of acquired cash	$3,870

The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

b.

On September 2, 2020, the Company acquired Stockell Information Systems, Inc (“Stockell”), a U.S.-based services company, specializes in IT staffing and recruiting, for a total consideration of $ 7,714, of which $ 6,265 was paid upon closing and the remaining $ 1,449 will be paid 12 months following the closing date. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations for the years ended December 31, 2019 and 2020 were not presented, since the acquisition was not material. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing September 1, 2020.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$1,051
Intangible assets, net	2,616
Goodwill	4,047
Total assets acquired net of acquired cash	$7,714

The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

c.

During 2020 the Company acquired two companies which individually and in the aggregate, were not material. These entities were consolidated into the Company’s result of operations since their respective acquisition dates. The total consideration paid for these companies was $ 11,340.

Net assets, excluding cash acquired	$1,069
Intangible assets, net	4,553
Goodwill	5,718
Total assets acquired net of acquired cash	$11,340

d.	On June 30, 2019, the Company acquired NetEffects Inc (“NetEffects”), a U.S.-based services company, specializes in IT staffing and recruiting, for a total consideration of $ 12,500, of which $ 9,400 was paid upon closing and the remaining $ 3,100 will be paid in three installments, on the first, second and third closing date anniversary. During 2020, an amount of $ 1,550 was paid.

Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations for the years ended December 31, 2018 and 2019 were not presented, since the acquisition was not material. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2019.

The following table summarizes the fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$12,333

e.

On April 1st, 2019 the Company acquired PowWow Inc (“PowWow”), creator of SmartUX™, A leading Low-Code Development Platform for Mobilizing and Modernizing Enterprise Apps, for a total consideration of $8.4 million, out of which $2 million was contingent on future performance. During 2020, the Company reversed the entire contingent amount since PowWow will not be able to meet its revenue goals.

Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations for the years ended December 31, 2018 and 2019 were not presented, since the acquisition was not material. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing March 1, 2019.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition

Net assets, excluding cash acquired	$(1,557)
Intangible assets	2,855
Goodwill	7,145
Total assets acquired net of acquired cash	$8,443

f.

On February 28, 2019, the Company acquired OnTarget Group Inc. (“OnTarget”), a U.S.-based services company, specializes in outsourcing of software development services, for a total consideration of $ 12,456 of which $ 6,000 was paid upon closing and the remaining amount constitutes a deferred payment depending on the future operating results achieved by OnTarget. Acquisition related costs were immaterial. Unaudited pro forma condensed results of operations for the years ended December 31, 2018 and 2019 were not presented, since the acquisition was not material.  The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing March 1, 2019.

The following table summarizes the fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$(832)
Intangible assets	4,908
Goodwill	8,380
Total assets acquired net of acquired cash	$12,456

g.

On October 1, 2019 the Company acquired a 30% interest in its subsidiary Infinigy Solutions LLC (“Infinigy”), a U.S.-based services company focused on expanding the development and implementation of technical solutions which deliver design-driven turnkey solutions, combining Architecture and Engineering, or A&E design project management and general contracting competencies, across the wireless communications industry, for a total cash consideration of approximately $ 4,393, which was paid upon closing. Subsequent to the share purchase the Company holds 100% of Infinigy.